Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Foreign Exchange Contracts - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Derivatives Designated As Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		$ (6,249)	$ 27,841
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	10,180	55,851
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	2,726	(2,419)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ 1,457	$ (1,494)

[1]	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.
[2]	Presented as part of financial income (expenses), net